Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Chemicals Portfolio - Select Chemicals Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	4.56%
Annual Return 2015	(5.10%)
Annual Return 2016	17.98%
Annual Return 2017	31.75%
Annual Return 2018	(22.19%)
Annual Return 2019	8.24%
Annual Return 2020	17.51%
Annual Return 2021	31.97%
Annual Return 2022	(13.80%)
Annual Return 2023	12.73%